SUMMARY OF GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Acquisitions Goodwill And Intangible Assets
Balance at beginning of the year ended	$ 21,062,455	$ 21,062,455
Less: Derecognition upon recording of gain on non-financial asset	(4,880,000)
Less; Goodwill impairment due to market capitalization	(4,111,079)
Balance at the end of the year ended	$ 12,071,376	$ 21,062,455